Annual Fund Operating Expenses	Oct. 29, 2026
Brandywine Large Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.02%	[1],[2],[3]
Expenses (as a percentage of Assets)	0.70%	[1],[2]
Brandywine Large Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Acquired Fund Fees and Expenses	0.02%	[4],[5],[6]
Expenses (as a percentage of Assets)	0.70%	[4],[5]
Brandywine Large Cap Value ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[7],[8]
Acquired Fund Fees and Expenses	0.02%	[7],[8],[9]
Expenses (as a percentage of Assets)	0.70%	[7],[8]
Brandywine Small Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[10]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.00%	[10],[11]
Acquired Fund Fees and Expenses	0.02%	[10],[11],[12]
Expenses (as a percentage of Assets)	0.70%	[10],[11]
Brandywine Small Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.00%	[13],[14]
Acquired Fund Fees and Expenses	0.02%	[13],[14],[15]
Expenses (as a percentage of Assets)	0.70%	[13],[14]
Brandywine Small Cap Value ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.00%	[16],[17]
Acquired Fund Fees and Expenses	0.02%	[16],[17],[18]
Expenses (as a percentage of Assets)	0.70%	[16],[17]
Brandywine International ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.00%	[19],[20]
Acquired Fund Fees and Expenses	0.02%	[19],[20],[21]
Expenses (as a percentage of Assets)	0.70%	[19],[20]
Brandywine Core Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[22]
Distribution and Service (12b-1) Fees	0.00%	[22]
Other Expenses (as a percentage of Assets):	0.00%	[22],[23]
Expenses (as a percentage of Assets)	0.70%	[22]
Brandywine Diversified Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[24]
Distribution and Service (12b-1) Fees	0.00%	[24]
Other Expenses (as a percentage of Assets):	0.00%	[24],[25]
Acquired Fund Fees and Expenses	0.02%	[24],[25],[26]
Expenses (as a percentage of Assets)	0.70%	[24],[25]

[1]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[4]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[5]	Based on estimated amounts for the current fiscal year.
[6]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[7]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[8]	Based on estimated amounts for the current fiscal year.
[9]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[10]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[11]	Based on estimated amounts for the current fiscal year.
[12]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[13]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[14]	Based on estimated amounts for the current fiscal year.
[15]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[16]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[17]	Based on estimated amounts for the current fiscal year.
[18]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[19]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[20]	Based on estimated amounts for the current fiscal year.
[21]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.
[22]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[23]	Based on estimated amounts for the current fiscal year.
[24]	The Fund’s investment adviser, Brandywine Asset Management, Inc. (“Brandywine” or the “Adviser”), will pay all expenses incurred by the Fund (except for advisory fees as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[25]	Based on estimated amounts for the current fiscal year.
[26]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE in the table above is estimated for the first year of operations.